TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		¥ 1,617,091	¥ 1,139,978	¥ 875,175
Income (loss) before income tax expense - Non-PRC entities		(130,216)	(597,722)	(175,289)
Income before income tax expense	$ 216,257	¥ 1,486,875	¥ 542,256	¥ 699,886